As filed with the Securities and Exchange Commission on April  5, 2007
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  January 31, 2007

ITEM 1:  REPORT TO STOCKHOLDERS


-------------------------------------------------------------------------------
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
NEW JERSEY
DAILY MUNICIPAL
INCOME FUND, INC.
===============================================================================



Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the year ended January 31, 2007.

The Fund had net assets of $114,383,893 and 565 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,



\s\ Steven W. Duff



Steven W. Duff
President

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
-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JANUARY 31, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 through January 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information n about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
               Class A                        8/1/06                  1/31/07        Expenses Paid During the Period*
-----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,013.40                     $4.92
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.32                     $4.94
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              8/1/06                  1/31/07
-----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,014.40                     $3.91
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.32                     $3.92
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
       JP Morgan Select Shares        Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              8/1/06                  1/31/07
-----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,013.40                     $4.92
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.32                     $4.94
  expenses)
-----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 0.97%, 0.77% and 0.97% for the Class A, Class B and JP Morgan Select Shares, respectively, multiplied by the average account value over the period (August 1, 2006 through January 31, 2007), multiplied by 184/365 (to reflect the six month period).

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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007
-------------------------------------------------------------------------------

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
     Face                                                                      Maturity     Current      Value             Standard
   Amount                                                                        Date      Coupon(b)   (Note 1)    Moody's & Poor's
---------                                                                        ----      ---------    -------    ------- --------
Put Bonds (c) (5.89%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                      03/01/07     3.55%  $  5,730,000       P-1     A-1+

  1,000,000   West Virginia Housing Development Fund Housing Finance Bonds
              - Series 2006B                                                    04/09/07     3.67      1,000,000    VMIG-1     A-1+
-----------                                                                                         ------------
  6,730,000   Total Put Bonds                                                                          6,730,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (11.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                     03/05/07     3.63%  $  2,500,000    VMIG-1     A-1+

  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                   02/08/07     3.53      5,000,000    VMIG-1     A-1+

  2,010,000   Port Authority New York and New Jersey - Series B Bank Note       03/05/07     3.45      2,010,000       P-1     A-1+

  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993A
              LOC BNP Paribas                                                   02/06/07     3.53      4,000,000    VMIG-1     A-1+
-----------                                                                                         ------------
 13,510,000   Total Tax Exempt Commercial Paper                                                       13,510,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (27.37%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              Insured by FSA                                                    02/22/07     3.80%  $  7,200,000    VMIG-1

  2,023,800   Chester Township, NJ BAN                                          07/20/07     3.80      2,031,465       Aa2

  2,463,350   Kenilworth, NJ BAN (d)                                            02/16/07     3.60      2,463,992

  2,857,000   Lawrence Township, NJ BAN                                         07/26/07     3.60      2,862,342       Aa3

  2,728,265   Leonia, NJ BAN (d)                                                05/15/07     3.85      2,733,111

  4,531,100   Middle Township, NJ BAN - Series B (d)                            07/19/07     3.85      4,549,169

  1,025,000   North Bergen Township, NJ Municipal Utilities Authority
              (Sewer Revenue Project Notes)                                     02/05/07     3.70      1,025,088     MIG-1

  2,070,000   Ocean City, NJ BAN (d)                                            07/20/07     3.85      2,075,990

  2,000,000   Rockaway Township, NJ BAN                                         07/19/07     3.75      2,006,646       Aa2

  2,000,000   Toms River, NJ School District Temporary Notes (d)                11/21/07     3.64      2,000,918

  2,354,590   Waldwick Borough, NJ BAN (d)                                      06/22/07     3.80      2,360,719
-----------                                                                                         ------------
 31,253,105   Total Tax Exempt General Obligation Notes & Bonds                                       31,309,440
-----------                                                                                         ------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity     Current      Value            Standard
   Amount                                                                         Date      Coupon(b)   (Note 1)   Moody's & Poor's
---------                                                                        -----      ---------   --------   ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (54.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,595,000   Bergen County, NJ Improvement Authority Subordinate Special
              Purpose Limited Obligation RB
              (Encap Golf Holdings, LLC Project) - Series 2005C
              LOC Wachovia Bank, N.A.                                           04/01/25     3.64%   $  2,595,000    VMIG-1    A-1+

  2,000,000   Blue Springs, MO IDA MFHRB
              (Autumn Place Apartments Project) - Series 2004                   08/15/37     3.68       2,000,000    VMIG-1

  1,100,000   Chemical Bank Municipal Trust Receipts, Series 1995 - CB1
              (State of New Jersey GO Refunding Bonds Series D)                 02/15/11     3.54       1,100,000    VMIG-1

  2,000,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC AmSouth Bank                                                  01/01/24     3.64       2,000,000    VMIG-1

  2,000,000   Eagle Tax-Exempt Trust, J Series 2006 0045 Class A COPs
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 136th Series)
              Insured by MBIA Insurance Corp.                                   05/01/34     3.68       2,000,000              A-1+

  2,000,000   Eagle Tax-Exempt Trust, J Series 2006 0107 Class A COPs
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 143rd Series)                                  04/01/36     3.68       2,000,000              A-1+

  2,000,000   Floaters Guarantor Trust Certificates, Series 2006-53G GT-1
              through GT 22 Evidencing Interest in Commonwealth of Puerto Rico
              Public Improvement Refunding Bonds, Series 2006A
              LOC Goldman Sachs                                                 07/01/35     3.64       2,000,000       P-1    A-1+

  1,505,000   Floaters Guarantor Trust Certificates, Series 2006-78G GT-1
              Evidencing Interest in New Jersey EDA Revenue Refunding Bonds
              (Gloucester Marine Terminal Project) - Series 2006 B (d)
              LOC Goldman Sachs                                                 01/01/37     3.71       1,505,000

 1,000,000    Floater Trust Receipts Series 2004 L26 (Related to COPs
              in Basic Lease Payments by the State of New Jersey as Lessee
              Pursuant to an Equipment Lease Purchase Agreement Series 2004)
              Insured by AMBAC Assurance Corporation                            06/15/16     3.51       1,000,000    VMIG-1

  1,800,000   Florida Housing Finance Corporation Housing RB
              (Stuart Pointe Apartments) - 2003 Series B-1
              LOC SunTrust Bank                                                 04/01/34     3.57       1,800,000              A-1+

  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Bank & Trust Company                                   07/01/26     3.75       1,000,000       P-1    A-1+


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
     Face                                                                       Maturity    Current      Value             Standard
   Amount                                                                        Date      Coupon(b)   (Note 1)    Moody's & Poor's
---------                                                                       ------     ---------    -------    ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,955,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing
              Company Project)- Series 1998
              LOC Fifth Third Bank                                              06/01/18     3.72%  $  1,955,000       P-1     A-1+

  1,000,000   Lockport, IL IDRB (Panduit Corporation Project) - Series 1990
              LOC Fifth Third Bank                                              04/01/25     3.64      1,000,000               A-1+

  1,000,000   Memphis, TN Health, Educational & Housing Facility Board MFHRB
              (Ashland Lakes Apartments Project) - Series 2006A
              LOC US Bank, N.A.                                                 08/01/41     3.71      1,000,000               A-1+

    800,000   New Jersey EDA(CVC Specialty Chemicals Inc.Poject)- Series 2001(d)
              LOC Wachovia Bank, N.A.                                           05/01/11     3.63        800,000

    600,000   New Jersey EDA (Stolthaven Perth Amboy Inc. Project)
              - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     3.64        600,000       P-1     A-1+


  1,280,000   New Jersey EDA (United Water Project) - Series 1996A
              Insured by AMBAC Assurance Corporation                            11/01/26     3.55      1,280,000    VMIG-1     A-1+

  3,000,000   New Jersey EDA IDRB
              (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     3.72      3,000,000                A-1

    720,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                           12/01/08     3.74        720,000       P-1     A-1+

  1,200,000   New Jersey EDA PCRB (Exxon Project) - Series 1989                 04/01/22     3.55      1,200,000       P-1     A-1+

  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America, N.A.                                         10/15/09     3.54      1,000,000       P-1

  2,000,000   New Jersey EDA School Facilities Construction Bonds
              2006 sub-Series - R3
              LOC Lloyds / Bank of Nova Scotia                                  09/01/31     3.66      2,000,000    VMIG-1     A-1+

  3,700,000   New Jersey EDA Special Facility RB
              (Port Newark Container Terminal LLC Project) - Series 2003
              LOC Citibank, N.A.                                                07/01/30     3.54      3,700,000               A-1+

  2,150,000   New Jersey State EDA RB
              (Campus 130 Association)
              LOC Bank of New York, N.A.                                        12/01/11     3.69      2,150,000       P-1     A-1+

  2,000,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2001B                             07/01/21     3.68      2,000,000    VMIG-1     A-1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007
(UNAUDITED)
===============================================================================



                                                                                                                     Ratings (a)
     Face                                                                       Maturity    Current      Value             Standard
   Amount                                                                         Date     Coupon(b)   (Note 1)    Moody's & Poor's
---------                                                                        -----     ---------   --------    ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2002B                             07/01/22     3.62%  $  1,000,000     VMIG-1    A-1+

  3,000,000   New Jersey Turnpike Authority Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18     3.45      3,000,000     VMIG-1    A-1+

  1,400,000   Pennsylvania EDFA (Delweld Industry Corp. Project)-Series 2005B1
              LOC PNC Bank, N.A.                                                08/01/16     3.70      1,400,000        P-1    A-1+

  2,005,000   P - Floats Series PA - 649R Relating to New Jersey Sports and
              Exposition Authority State Contract Bonds 2000 Series A
              Insured by MBIA Insurance Corp.                                   03/01/18     3.64      2,005,000               A-1+

  2,000,000   Putters Series 1104 Related to Custodial Receipts, Series 2005-7
              (New Jersey EDA School Facilities Construction Bonds,2005 SeriesO)
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13     3.65      2,000,000     VMIG-1

  1,970,000   ROCs  II-R  Trust Series 4539
              (Related to Newark, NJ GO Bonds Series 2003)
              Insured by FSA                                                    07/15/18     3.64      1,970,000     VMIG-1

  2,300,000   Rutgers, The State University (The State University of New Jersey)
              GO Refunding Bonds - 2002 Series A                                05/01/18     3.62      2,300,000     VMIG-1    A-1+

  1,000,000   Societe Generale Municipal Trust Receipts Series 1997 SGA 43
              (Puerto Rico Electric Power Authority) Power RB Series AA
              Insured by MBIA Insurance Corp.                                   07/01/22     3.45      1,000,000               A-1+

    850,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds
              - 2000 Series A
              LOC US Government                                                 04/01/27     3.62        850,000               A-1+

  1,000,000   Town of Ridgeland, SC RB
              (LRC Ridgeland, LLC Project) - Series 2006A
              LOC Columbus Bank & Trust                                         09/01/21     3.71      1,000,000        P-1    A-1

  1,100,000   Warrick County, IN (Village Community
              Partners V - Springsview Apartments) - Series 2001
              LOC Federal Home Loan Bank of Indianapolis                        10/01/34     3.70      1,100,000               A-1+

  2,900,000   Will - Kankakee Regional Development Authority IDRB
              (Atlas Putty Products Co.Project) - Series 2006A (d)
              LOC Fifth Third Bank                                              08/01/36     3.72      2,900,000
-----------                                                                                        -------------
 61,930,000   Total Tax Exempt Variable Rate Demand Instruments                                       61,930,000
-----------                                                                                        -------------
              Total Investments (99.21%) (Cost $113,479,440+)                                        113,479,440
              Cash and Other Assets, Net of Liabilities (0.79%)                                          904,453
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 114,383,893
                                                                                                   =============

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007
===============================================================================



            +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.


(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     BAN      =   Bond Anticipation Note                      IDRB       =   Industrial Development Revenue Bond
     COPs     =   Certificates of Participation               LOC        =   Letter of Credit
     EDA      =   Economic Development Authority              MFHRB      =   Multi Family Housing Revenue Bonds
     EDFA     =   Economic Development Finance Authority      PCFA       =   Pollution Control Finance Authority
     FGIC     =   Financial Guaranty Insurance Company        PCRB       =   Pollution Control Revenue Bond
     FSA      =   Financial Security Assurance                RB         =   Revenue Bond
     GO       =   General Obligation                          ROCs       =   Reset Option Certificates
     IDA      =   Industrial Development Authority            TICs       =   Trust Inverse Certificates
                                                              TOCs       =   Tender Option Certificates



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JANUARY 31, 2007
===============================================================================


------------------------- ---------------------------- ------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- ------------------------
Florida                         $   1,800,000                        1.59%
Illinois                            3,900,000                        3.44
Indiana                             1,100,000                        0.97
Kentucky                            2,955,000                        2.61
Missouri                            2,000,000                        1.76
New Jersey                         85,744,440                       75.56
Pennsylvania                        1,400,000                        1.23
Puerto Rico                         9,580,000                        8.44
South Carolina                      1,000,000                        0.88
Tennessee                           3,000,000                        2.64
West Virginia                       1,000,000                        0.88
------------------------- ---------------------------- ------------------------
------------------------- ---------------------------- ------------------------

Total                           $  113,479,440                    100.00%
------------------------- ---------------------------- ------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finacial statemnets.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2007
===============================================================================


ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $   113,479,440
   Cash ................................................................................               64,735
   Accrued interest receivable..........................................................            1,044,917
   Prepaid expenses.....................................................................               23,457
                                                                                              ---------------
         Total assets...................................................................          114,612,549
                                                                                              ---------------


LIABILITIES:

   Payable to affiliates*...............................................................               23,015
   Accrued expenses.....................................................................               82,275
   Dividends payable....................................................................              123,366
                                                                                              ---------------
         Total liabilities..............................................................              228,656
                                                                                              ---------------
   Net assets...........................................................................      $   114,383,893
                                                                                              ===============



SOURCE OF NET ASSETS:

   Net capital paid on shares of capital stock (Note 3).................................      $   114,388,244
   Accumulated net realized loss........................................................              (4,351)
                                                                                              ---------------
   Net assets...........................................................................      $   114,383,893
                                                                                              ===============
   Net asset value, per share (Note 3):

     Class A shares, ($92,134,765 applicable to 92,151,191 shares outstanding)..........             $   1.00
                                                                                                     ========
     Class B shares, ($21,934,382 applicable to 21,938,292 shares outstanding)..........             $   1.00
                                                                                                     ========
     JPMorgan shares, ($314,746 applicable to 314,802 shares outstanding)...............             $   1.00
                                                                                                     ========



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.
-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATION
YEAR ENDED JANUARY 31, 2007
===============================================================================


INVESTMENT INCOME

Income:
    Interest.................................................................................  $     4,614,254
                                                                                               ---------------
Expenses: (Note 2)
    Investment management fee................................................................          403,336

    Administration fee.......................................................................          282,335

    Shareholder servicing fee (Class A shares)...............................................          198,669

    Shareholder servicing fee (JPMorgan Select shares).......................................           27,401

    Custodian expenses.......................................................................           13,706

    Shareholder servicing and related shareholder expenses+..................................          100,216

    Legal, compliance and filing fees........................................................           90,709


    Audit and accounting.....................................................................          144,294


    Directors' fees and expenses.............................................................           20,212


    Other....................................................................................           11,668
                                                                                               ---------------
         Total expenses......................................................................        1,292,546
         Less: Fees Waived (Note 2)..........................................................         (40,518)
                                                                                               ---------------
         Net Expenses........................................................................        1,252,028
                                                                                               ---------------
Net investment income........................................................................        3,362,226

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................              632
                                                                                               ---------------
Increase in net assets from operations.......................................................  $     3,362,858
                                                                                               ===============



+ Includes  class  specific  transfer  agency  expenses of $49,667,  $10,705 and
  $6,850 for Class A, Class B, and JP Morgan Select shares, respectively.
-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2006 AND 2007
===============================================================================



                                                                                2007                      2006
                                                                          --------------             --------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income.........................................        $   3,362,226             $    2,357,130
     Net realized gain (loss) on investments.......................                  632                     (3,659)
                                                                           -------------             --------------
     Increase in net assets from operations........................            3,362,858                  2,353,471
Dividends to shareholders from net investment income*:
     Class A shares................................................           (2,465,619)                (1,659,350)
     Class B shares................................................             (573,445)                  (281,936)
     JPMorgan Select shares........................................             (323,162)                  (415,844)
                                                                           -------------             --------------
     Total dividends to shareholders...............................           (3,362,226)                (2,357,130)
Capital share transactions (Note 3):
     Class A shares................................................           (5,564,432)                (9,499,636)
     Class B shares................................................             (548,791)                 7,230,659
     JPMorgan Select shares........................................          (26,408,100)               (10,371,785
                                                                           -------------             --------------
     Total capital share transactions..............................          (32,521,323)               (12,640,762)
                                                                           -------------             --------------
     Total increase (decrease).....................................          (32,520,691)               (12,644,421)

Net assets:
     Beginning of year.............................................          146,904,584                159,549,005
                                                                           -------------             --------------
     End of year...................................................        $ 114,383,893             $  146,904,584
                                                                           =============             ==============

     Undistributed net investment income...........................        $         -0-             $          -0-
                                                                           =============             ==============



*    Designated as exempt-interest dividends for federal income tax purposes.




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finacial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================
1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1%from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -

     Dividends from investment income(excluding capital gains and losses,if any, and amortization of market discount) are declared daily and paid monthly. Net well realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  f) Representations and Indemnifications -

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended January 31, 2007, the following fees were voluntarily waived by the Manager:

Management fees......................................       $  29,647
Administration fees..................................          10,871
                                                            ---------
Total................................................       $  40,518
                                                            =========

The Manager has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended.Each Independent Director will also receive a fee of up to $1,500 at the discretion of the Lead Director for telephonic Board meetings. In addition, the Lead Independent Director will receive an additional $12,000, payable quarterly and the Audit Committee Chairman and Compliance Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the Short Term Income Fund, Inc.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $67,284 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B, and JPMorgan Select shares of the Fund. For the period ended January 31, 2007 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the shares of the Fund.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================



3. Capital Stock

At January 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                              Year                      Year
                                                              Ended                    Ended
Class A shares                                          January 31, 2007         January 31, 2006
--------------                                          ----------------         ----------------
Sold........................................                327,496,565              337,752,317
Issued on reinvestment of dividends.........                  1,845,777                1,180,086
Redeemed....................................               (334,906,774)            (348,432,039)
                                                         --------------           --------------
Net increase (decrease).....................                 (5,564,432)              (9,499,636)
                                                         ==============           ==============

Class B shares
--------------
Sold........................................                112,329,458               69,992,456
Issued on reinvestment of dividends.........                    563,276                  271,782
Redeemed....................................               (113,441,525)             (63,033,579)
                                                         --------------           --------------
Net increase (decrease).....................                   (548,791)               7,230,659
                                                         ==============           ==============

JPMorgan Select shares
----------------------
Sold........................................                 52,852,476               92,017,098
Issued on reinvestment of dividends.........                    344,536                  406,335
Redeemed....................................                (79,605,112)            (102,795,218)
                                                         --------------           --------------
Net increase (decrease).....................                (26,408,100)             (10,371,785)
                                                         ==============           ==============



4. Tax Information
The tax character of all distributions paid during the years ended January 31, 2007 and 2006 was tax-exempt income.

At January 31, 2007, the Fund had for Federal income tax purposes, capital losses of $4,351, which may be carried forward to offset future capital gains of which $692 will expire on January 31, 2013 and $3,659 will expire on January 31, 2014.

At January 31, 2007, the Fund had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The
Interpretation   establishes  for  all  entities,   including  pass-through
entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the
Securities  and  Exchange   Commission   notified  the  industry  that  the
implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 57% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


6. Financial Highlights
                                                                                Year Ended
Class A shares                                                                  January 31,
--------------                                               -----------------------------------------------------
                                                                2007       2006       2005       2004       2003
                                                             --------     -------    -------    -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                         $   1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                                             ---------    --------   --------   --------   --------
Income from investment operations:
  Net investment income............................              0.025       0.015      0.003      0.001      0.005
  Net realized and unrealized gain (loss)
     on investments................................              0.000        --         --         --         --
                                                             ---------    --------   --------   --------   --------
Total from investment operations...................              0.025       0.015      0.003      0.001      0.005
                                                             ---------    --------   --------   --------   --------
Less distributions from:
  Dividends from net investment income.............             (0.025)     (0.015)    (0.003)    (0.001)    (0.005)
  Net realized gains on investments................               (--)        (--)       (--)       (--)       (--)
                                                             ---------    --------   --------   --------   --------
Total distributions................................             (0.025)     (0.015)    (0.003)    (0.001)    (0.005)
                                                             ---------    --------   --------   --------   --------
Net asset value, end of period.....................          $   1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                                             =========    ========   ========   ========   =========
Total Return.......................................              2.52%       1.55%      0.34%      0.14%      0.53%
Ratios/Supplemental Data
Net assets, end of period (000's)..................          $ 92,135     $ 97,702   $107,203   $ 96,004   $132,287
Ratios to average net assets:
    Expenses (net of fees waived)(a)...............              0.96%       0.94%      0.93%      0.90%      0.89%
    Net investment income..........................              2.48%       1.53%      0.34%      0.14%      0.53%
    Management & Administration fees waived........              0.03%         --         --         --         --
    Shareholder servicing fees waived..............                --          --       0.00%      0.02%        --
    Expenses paid indirectly ......................                --        0.00%      0.00%      0.00%      0.00%


(a)Includes expenses paid indirectly, if applicable.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================


6. Financial Highlights
                                                                                Year Ended
Class B shares                                                                  January 31,
--------------                                               -----------------------------------------------------
                                                                2007       2006       2005       2004       2003
                                                             --------     -------    -------    -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                         $   1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                                             ---------    --------   --------   --------   --------
Income from investment operations:
  Net investment income............................              0.027       0.017      0.005      0.003      0.007
  Net realized and unrealized gain (loss)
     on investments................................              0.000        --         --         --         --
                                                             ---------    --------   --------   --------   --------
Total from investment operations...................              0.027       0.017      0.005      0.003      0.007
                                                             ---------    --------   --------   --------   --------
Less distributions from:
  Dividends from net investment income.............             (0.027)     (0.017)    (0.005)    (0.003)    (0.007)
  Net realized gains on investments................               (--)        (--)       (--)       (--)       (--)
                                                             ---------    --------   --------   --------   --------
Total distributions................................             (0.027)     (0.017)    (0.005)    (0.003)    (0.007)
                                                             ---------    --------   --------   --------   --------
Net asset value, end of period.....................          $   1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                                             =========    ========   ========   ========   =========
Total Return.......................................              2.72%       1.76%      0.54%      0.32%      0.73%
Ratios/Supplemental Data
Net assets, end of period (000's)..................          $ 21,934     $ 22,484   $ 15,255   $ 11,916   $ 10,124
Ratios to average net assets:
    Expenses (net of fees waived)(a)...............              0.76%       0.74%      0.73%      0.73%      0.69%
    Net investment income..........................              2.68%       1.74%      0.60%      0.32%      0.73%
    Management & Administration fees waived........              0.03%         --         --         --         --
    Expenses paid indirectly ......................                --        0.00%      0.00%      0.00%      0.00%


(a)Includes expenses paid indirectly, if applicable.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


6. Financial Highlights
                                                                                Year Ended
JPMorgan shares                                                                  January 31,
---------------                                              -----------------------------------------------------
                                                                2007       2006       2005       2004       2003
                                                             --------     -------    -------    -------    -------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                         $   1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                                             ---------    --------   --------   --------   --------
Income from investment operations:
  Net investment income............................              0.025       0.015      0.003      0.001      0.005
  Net realized and unrealized gain (loss)
     on investments................................              0.000        --         --         --         --
                                                             ---------    --------   --------   --------   --------
Total from investment operations...................              0.025       0.015      0.003      0.001      0.005
                                                             ---------    --------   --------   --------   --------
Less distributions from:
  Dividends from net investment income.............             (0.025)     (0.015)    (0.003)    (0.001)    (0.005)
  Net realized gains on investments................               (--)        (--)       (--)       (--)       (--)
                                                             ---------    --------   --------   --------   --------
Total distributions................................             (0.025)     (0.015)    (0.003)    (0.001)    (0.005)
                                                             ---------    --------   --------   --------   --------
Net asset value, end of period.....................          $   1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                                             =========    ========   ========   ========   =========
Total Return.......................................              2.52%       1.55%      0.34%      0.14%      0.53%
Ratios/Supplemental Data
Net assets, end of period (000's)..................          $    315     $ 26,719   $ 37,091   $ 40,356   $ 52,278
Ratios to average net assets:
    Expenses (net of fees waived)(a)...............              0.96%       0.94%      0.93%      0.90%      0.89%
    Net investment income..........................              2.36%       1.53%      0.34%      0.14%      0.53%
    Management & Administration fees waived........              0.03%         --         --         --         --
    Shareholder servicing fees waived..............                --          --       0.00%      0.02%        --
    Expenses paid indirectly ......................                --        0.00%      0.00%      0.00%      0.00%



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================

To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
March 22, 2007



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 6, 2006
(UNAUDITED)
===============================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on December 6, 2006. The purpose of the meeting was to elect Directors of the Fund. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

To elect Directors for the Fund:


                                              Shares                       % of                       % of
     Edward A. Kuczmarski                      Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,247,889.460                  63.27%                     98.43%
         Withheld                           1,252,528.100                   1.01%                      1.57%

                                              Shares                       % of                       % of
     Dr. W. Giles Mellon                       Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,236,417.460                  63.26%                     98.41%
         Withheld                           1,264,000.100                   1.02%                      1.59%

                                              Shares                       % of                       % of
     Robert Straniere, Esq.                    Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,247,889.460                  63.27%                     98.43%
         Withheld                           1,252,528.100                   1.01%                      1.57%

                                              Shares                       % of                       % of
     Dr. Yung Wong                             Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,247,889.460                  63.27%                     98.43%
         Withheld                           1,252,528.100                   1.01%                      1.57%

                                              Shares                       % of                       % of
     Albert R. Dowden                          Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,307,501.460                  63.32%                     98.50%
         Withheld                           1,192,916.100                   0.96%                      1.50%







-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 6, 2006 (CONTINUED)
(UNAUDITED)
===============================================================================

The results of the voting at the Special Meeting are as follows: (continued)

To elect Directors for the Fund:


                                              Shares                       % of                       % of
     William Lerner                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,406,515.460                  63.40%                     98.62%
         Withheld                           1,093,902.100                   0.88%                      1.38%

                                              Shares                       % of                       % of
     James L. Schultz                          Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,406,515.460                  63.40%                     98.62%
         Withheld                           1,093,902.100                   0.88%                      1.38%

                                              Shares                       % of                       % of
     Carl Frischling                           Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,307,501.460                  63.32%                     98.50%
         Withheld                           1,192,916.100                   0.96%                      1.50%

                                              Shares                       % of                       % of
     Steven W. Duff                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               78,307,501.460                  63.32%                     98.50%
         Withheld                           1,192,916.100                   0.96%                      1.50%




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS



The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================




                                                  Directors and Officers Information
                                                          January 31, 2007(1)
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------

---------------------  Position(s) Term of Office       Principal Occupation(s)            Number of            Other
  Name, Address(2),    Held with   and Length of              During Past                Portfolios in      Directorships
       and Age            Fund     Time Served(3)               5 Years                  Fund Complex          held by
                                                                                          Overseen by          Director
                                                                                           Director
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------
Disinterested Directors:
------------------------- -------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Edward A. Kuczmarski,   Director    Since 2006    Certified Public Accountant and    Director/Trustee     Trustee of
 Age 57                                            Partner of Hays & Company LLP      of fourteen          the Empire
                                                   since 1980.                        portfolios           Builder Tax
                                                                                                           Free Bond Fund
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Dr. W. Giles Mellon,    Director    Since 1987    Professor Emeritus of Business     Director/Trustee          N/A
 Age 75                                            Administration in the Graduate     of thirteen
                                                   School of Management, Rutgers      portfolios
                                                   University with which he has
                                                   been associated with since 1966.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Robert Straniere, Esq, Director     Since 1987    Owner, Straniere Law Firm since    Director/Trustee       WPG Funds
 Age 65                                            1980,                              of thirteen              Group
                                                   NYS Assemblyman from 1981 to 2004  portfolios
                                                   and counsel at Fisher, Fisher &
                                                   Berger since 1995.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Dr. Yung Wong,         Director     Since 1987    Managing Director of Abacus        Director/Trustee          N/A
 Age 68                                            Associates, an investment firm,    of thirteen
                                                   since 1996.                        portfolios
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------
 Albert R. Dowden,      Director     Since 2006    Corporate Director/Trustee for     Director of ten      Director/Trustee
 Age 65                                            Annuity & Life Re (Holdings)       portfolios           of Annuity &
                                                   Ltd., Boss Group, Ltd.,                                 Life Re
                                                   Homeowners of America Holdings                          (Holdings)
                                                   Corporation, CompuDyne                                  Ltd., Boss
                                                   Corporation, and AIM Funds.                             Group, Ltd.,
                                                                                                           Homeowners of
                                                                                                           America
                                                                                                           Holdings
                                                                                                           Corporation,
                                                                                                           CompuDyne
                                                                                                           Corporation
                                                                                                           and the AIM
                                                                                                           Funds.
---------------------- ----------- --------------- ---------------------------------- -------------------- ---------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================





                                                  Directors and Officers Information
                                                          January 31, 2007(1)

--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------

--------------------  Position(s)  Term of Office       Principal Occupation(s)            Number of            Other
 Name, Address(2),     Held with   and Length of              During Past                Portfolios in      Directorships
      and Age            Fund      Time Served(3)               5 Years                  Fund Complex          held by
                                                                                          Overseen by          Director
                                                                                           Director
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
------------------------------------------------- -- ------------------ ------------- -------------------- ---------------
Disinterested Directors: (continued)
------------------------------------------------- -- ------------------ ------------- -------------------- ---------------
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 William Lerner,       Director      Since 2006    Self-employed consultant to        Director of ten      Director of
 Esq., Age 70                                      business entities and              portfolios           MTM
                                                   entrepreneurs for corporate                             Technologies,
                                                   governance and corporate                                Inc.
                                                   secretarial services.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 James L. Schultz,     Director      Since 2006    Self-employed as a consultant.     Director of ten      None
 Age 70                                            Formerly President of Computer     portfolios
                                                   Research Inc. from 1975 to 2001.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------
 Carl Frischling,      Director      Since 2006    Partner of Kramer Levin Naftalis   Director of ten      Director of the
 Esq., Age 70                                      & Frankel LLP (a lawfirm) with     portfolios           AIM Funds.
                                                   which he has been associated
                                                   with since 1994.
--------------------- ------------ --------------- ---------------------------------- -------------------- ---------------






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================




                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------

---------------------  Position(s) Term of Office         Principal Occupation(s)              Number of          Other
  Name, Address(2),    Held with    and Length of               During Past                  Portfolios in    Directorships
       and Age            Fund     Time Served(3)                 5 Years                     Fund Complex       held by
                                                                                              Overseen by       Director
                                                                                                Director
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------
Interested Directors/Officers:
-------------------------------------- --------------- ------------ ----------------- ---------------- -------------------



Page 24
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------
Steven W. Duff,        President    Since 1994    Manager and President of Reich & Tang    Director/Trustee      None
Age 53                 and                        Asset Management, LLC ("RTAM, LLC"), a   and/or Officer
                       Director(4)                registered Investment Advisor and        of eighteen
                                                  President of the Mutual Funds Division   portfolios
                                                  of RTAM, LLC.  Associated with RTAM,
                                                  LLC since 1994.  Mr. Duff is also
                                                  President and Director/Trustee of eight
                                                  other funds in the Reich & Tang Fund
                                                  Complex, Director of Pax World Money
                                                  Market Fund, Inc., Principal Executive
                                                  Officer of Delafield Fund, Inc. and
                                                  President and Chief Executive Officer
                                                  of Tax Exempt Proceeds Fund, Inc.  Mr.
                                                  Duff also serves as a Director of Reich
                                                  & Tang Services, Inc. and Reich & Tang
                                                  Distributors, Inc.
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------
Richard De Sanctis,    Vice         Since 2005     Executive Vice President and CFO of            N/A             N/A
Age 50                 President                   RTAM LLC.  Associated with RTAM, LLC
                                                   since 1990.  Mr. De Sanctis is Vice
                                                   President of ten other funds in the
                                                   Reich & Tang Fund Complex, Vice
                                                   President and Assistant Secretary of
                                                   Cortland Trust, Inc. and serves as
                                                   Executive Vice President and Chief
                                                   Financial Officer of Reich & Tang
                                                   Services, Inc. and Reich & Tang
                                                   Distributors, Inc.  Prior to December
                                                   2004, Mr. De Sanctis was Treasurer
                                                   and Assistant Secretary of eleven
                                                   funds in the Reich & Tang Fund
                                                   Complex and Vice President, Treasurer
                                                   and Assistant Secretary of Cortland
                                                   Trust, Inc.
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------
Molly Flewharty,       Vice         Since 1987    Senior Vice President of RTAM, LLC.             N/A             N/A
Age 55                 President                  Associated with RTAM, LLC since 1977.
                                                  Ms. Flewharty is also Vice President of
                                                  eleven other funds in the Reich & Tang
                                                  Fund Complex.  Ms. Flewharty also
                                                  serves as Senior Vice President of
                                                  Reich & Tang Distributors, Inc.
---------------------- ----------- -------------- ---------------------------------------- ------------------ ------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================




                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------

---------------------  Position(s)  Term of Office         Principal Occupation(s)            Number of           Other
  Name, Address(2),    Held with    and Length of                During Past                Portfolios in     Directorships
       and Age            Fund      Time Served(3)                 5 Years                   Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
-------------------------------------- ------------- -------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Rosanne Holtzer,          Chief       Since 2004     Senior Vice President, Compliance           N/A              N/A
Age 42                 Compliance                    Officer and Assistant Secretary of
                         Officer                     RTAM, LLC.  Associated with RTAM,
                                      Since 2001     LLC since 1986.  Ms. Holtzer is
                       Secretary                     also Chief Compliance Officer,
                                      Since 1998     Secretary and Assistant Treasurer
                       Assistant                     of eleven other funds in the Reich
                       Treasurer                     & Tang Fund Complex.  Ms. Holtzer
                                                     also serves as Senior Vice
                                                     President, Assistant Secretary &
                                                     Compliance Officer of Reich & Tang
                                                     Distributors, Inc. and Senior Vice
                                                     President, Assistant Secretary &
                                                     Chief Compliance Officer of Reich
                                                     & Tang Services, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Michael Lydon,         Vice           Since 2005     Executive Vice President and Chief          N/A              N/A
Age 43                 President                     Operations Officer of RTAM, LLC.
                                                     Associated with RTAM, LLC since
                                                     January 2005.  Mr. Lydon was Vice
                                                     President at Automatic Data
                                                     Processing from July 2000 to
                                                     December 2004.  Prior to July 2000,
                                                     Mr. Lydon was Executive Vice
                                                     President and Chief Information
                                                     Officer of RTAM, LLC.  Mr. Lydon is
                                                     also Vice President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Mr. Lydon also serves as
                                                     Executive Vice President and Chief
                                                     Operations Officer for Reich & Tang
                                                     Distributors, Inc. and Reich & Tang
                                                     Services, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================



                                            Directors and Officers Information (continued)
                                                          January 31, 2007(1)
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------

---------------------  Position(s)  Term of Office         Principal Occupation(s)            Number of           Other
  Name, Address(2),    Held with    and Length of                During Past                Portfolios in     Directorships
       and Age            Fund      Time Served(3)                 5 Years                   Fund Complex        held by
                                                                                             Overseen by        Director
                                                                                               Director
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
-------------------------------------- ------------- -------------- ----------------- ---------------- -------------------
Interested Directors/Officers (continued):
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Dana E. Messina,       Vice           Since 1987     Executive Vice President of RTAM,           N/A              N/A
Age 50                 President                     LLC.  Associated with RTAM, LLC
                                                     since 1980.  Ms. Messina is also
                                                     Vice President of eight other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Ms. Messina also serves
                                                     as Executive Vice President of
                                                     Reich & Tang Distributors, Inc.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------
Anthony Pace,          Treasurer      Since 2004     Vice President of RTAM, LLC since           N/A              N/A
Age 41                 and                           September 2004.  Mr. Pace was a
                       Assistant                     Director of a Client Service Group
                       Secretary                     at GlobeOp Financial Services,
                                                     Inc. from May 2002 to August 2004
                                                     and Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset Management
                                                     Inc. from 1998 to May 2002.  Mr.
                                                     Pace is also Treasurer and
                                                     Assistant Secretary of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex.
---------------------- ----------- ----------------- ------------------------------------ ------------------- ------------




(1) The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors/ officers and is available,without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3) Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws.Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.
(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------








------------------------------------------------------          NEW JERSEY
This report is submitted for the general  information           DAILY
of  the   shareholders   of  the  Fund.   It  is  not           MUNICIPAL
authorized for distribution to prospective  investors           INCOME
in the Fund  unless  preceded  or  accompanied  by an           FUND, INC.
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Manager
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020


  Custodian
      The Bank of New York
      2 Hanson Place, 7th Floor
      Brooklyn, New York 11217
                                                                Annual Report
                                                               January 31, 2007
  Transfer Agent &
   Dividend Disbursing Agent
      Reich & Tang Services, Inc.
      600 Fifth Avenue
      New York, New York 10020





  NJ1/07A

-------------------------------------------------------------------------------

ITEM 2:  CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 1/31/2007                  FYE 1/31/2006
4(a)     Audit Fees                 $29,000                        $26,800
4(b)     Audit Related Fees         $     0                        $     0
4(c)     Tax Fees                   $ 3,750                        $ 3,465
4(d)     All Other Fees             $     0                        $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2007. $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)*       /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: April 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: April 5, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: April 5, 2007

* Print the name and title of each signing officer under his or her signature.